SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

In preparing the consolidated financial statements through the December 31, 2023, the Company has evaluated subsequent events for recognition and disclosure through April 30, 2024, the date that these consolidated financial statements and accompanying notes were available for issuance.